Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses [Abstract]
Schedule of accrued liabilities

	December 31, 2013	December 31, 2012
Accrued Department of Energy Fee	$2,316,508	$--
Accrued registration rights penalty	1,543,000
Accrued consulting fees	985,122	--
Accrued warranty liability	514,000	--
Accrued taxes payable	415,506	--
Accrued wages	23,800	97,961
Accrued fees	491,414	72,448
Due to JNS	48,797	--
Accrued interest expense	19,537	7,200
Total	$6,357,684	$177,609

Changes in accrued warranty reserves
Fair value of liability as of acquisition date of Blink	$426,000
Additional warranty liability accrued	131,675
Warranty costs incurred	(43,675)
Balance at December 31, 2013	$514,000